Consolidated Balance Sheets - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash, cash equivalents and restricted cash (including amounts of the consolidated VIEs of RMB1,516,044,449 and 1,265,876,948 as of December 31, 2021 and 2022, respectively)	¥ 1,772,184,145	¥ 2,231,437,361
Loans principal, interest and financing service fee receivables (including amounts of the consolidated VIEs of RMB9,352,354,803 and 8,911,163,298 as of December 31, 2021 and 2022, respectively)	9,456,802,188	9,412,717,366
Allowance for credit losses (including amounts of the consolidated VIEs of RMB962,821,917 and 729,743,207 as of December 31, 2021 and 2022, respectively)	763,996,187	975,850,851
Net loans principal, interest and financing service fee receivables (including amounts of the consolidated VIEs of RMB8,389,532,886 and 8,181,420,091 as of December 31, 2021 and 2022, respectively)	8,692,806,001	8,436,866,515
Loans held-for-sale (including amounts of the consolidated VIEs of RMB699,730,547 and 1,122,309,299 as of December 31, 2021 and 2022, respectively)	1,844,438,134	1,095,412,086
Investment securities (including amounts of the consolidated VIEs of RMB709,255,924 and 205,711,749 as of December 31, 2021 and 2022, respectively)	518,644,561	1,088,044,211
Property and equipment	2,284,262	3,041,946
Intangible assets and goodwill	3,487,733	4,009,372
Deferred tax assets (including amounts of the consolidated VIEs of RMB6,903 and nil as of December 31, 2021 and 2022, respectively)	76,904,707	21,068,094
Deposits (including amounts of the consolidated VIEs of RMB152,998,895 and 137,661,130 as of December 31, 2021 and 2022, respectively)	145,093,301	156,954,100
Right-of-use assets (including amounts of the consolidated VIEs of RMB98,238 and 309,531 as of December 31, 2021 and 2022, respectively)	29,777,357	16,196,806
Guaranteed assets (including amounts of the consolidated VIEs of RMB917,426,116 and 716,129,457 as of December 31, 2021 and 2022, respectively)	726,410,799	928,314,725
Other assets (including amounts of the consolidated VIEs of RMB550,145 and 19,878,136 as of December 31, 2021 and 2022, respectively)	669,888,900	404,826,131
Total assets	14,481,919,900	14,386,171,347
Interest-bearing borrowings
Borrowings under agreements to repurchase	112,642,010	45,250,000
Other borrowings (including amounts of the consolidated VIEs of RMB8,041,816,663 and 7,727,559,337 as of December 31, 2021 and 2022, respectively)	7,727,559,337	8,041,892,080
Accrued employee benefits (including amounts of the consolidated VIEs of RMB111,980 and 61,602 as of December 31, 2021 and 2022, respectively)	31,644,590	24,223,752
Income taxes payable (including amounts of the consolidated VIEs of RMB733,159 and 902,734 as of December 31, 2021 and 2022, respectively)	186,901,268	154,957,182
Deferred tax liabilities (including amounts of the consolidated VIEs of nil and RMB15,863 as of December 31, 2021 and 2022, respectively)	73,752,022	151,828,860
Lease liabilities (including amounts of the consolidated VIEs of RMB98,238 and 246,081 as of December 31, 2021 and 2022, respectively)	28,583,475	15,521,022
Credit risk mitigation position	1,354,653,070	1,348,449,426
Other liabilities (including amounts of the consolidated VIEs of RMB125,172,432 and 144,061,166 as of December 31, 2021 and 2022, respectively)	1,028,470,668	785,761,285
Total liabilities	10,544,206,440	10,567,883,607
Ordinary shares (USD0.0001 par value; 3,800,000,000 shares authorized; 1,559,576,960 shares issued and 1,371,643,240 shares outstanding as of December 31, 2021 and December 31, 2022, respectively)	916,743	916,743
Treasury stock	(87,631,475)
Additional paid-in capital	1,024,203,515	1,018,429,249
Retained earnings	2,958,716,295	2,824,335,263
Accumulated other comprehensive losses	(10,211,997)	(25,393,515)
Total equity attributable to owners of the Company	3,885,993,081	3,818,287,740
Non-controlling interests	51,720,379
Total shareholders’ equity	3,937,713,460	3,818,287,740
Total liabilities and shareholders’ equity	¥ 14,481,919,900	¥ 14,386,171,347